Equity	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Equity	Equity:

Share-based Compensation	December 31, 2019	December 31, 2018
Option Expense	$1,926	$1,676
DSU Expense	281	307
DSU Expense Adjustment	—	(45)
RSU Expense	1,354	964
Total Share-based Compensation (included in net loss)	$3,561	$2,902
2018 DSU Expense (issued in 2019) (note 20 (e))	—	380
Total Share-based Compensation (per statement of equity)	$3,561	$3,282

(a)Share capital:
Authorized and issued:
Unlimited number of common shares, voting, without par value.
Unlimited number of preferred shares, issuable in series.
Private placement:
On November 13, 2018, the Corporation closed a private placement strategic equity investment with Weichai Power of 46,131,712 common shares and with Broad-Ocean Motor Co., Ltd. of a further 5,699,947 common shares issued from treasury at $3.5464 per share for gross proceeds of $163,602,000 and $20,214,000, respectively.

Gross Offering proceeds (51,831,659 shares at $3.5464 per share)	$183,816
Less: Share issuance costs	(144)
Net Offering proceeds	$183,672
19.  Equity (cont'd):
(b) Share Purchase Warrants:

	Exercise price of	Exercise price of	Total
Warrants Outstanding	$1.50	$2.00	Warrants
At January 1, 2018	122,563	662,500	785,063
Warrants exercised in 2018	(122,563)	(625,000)	(747,563)
Warrants expired in 2018	—	(37,500)	(37,500)
At December 31, 2018	—	—	—

During 2019, nil (2018 - 747,563) warrants were exercised for an equal amount of common shares for net proceeds of $nil (2018 - $1,434,000).
At December 31, 2019 and 2018, nil share purchase warrants were issued and outstanding.
(c) Share options:
The Corporation has options outstanding under a consolidated share option plan. All directors, officers and employees of the Corporation, and its subsidiaries, are eligible to participate in the share option plans although as a matter of policy, options are currently not issued to directors. Option exercise prices are denominated in either Canadian or U.S. dollars, depending on the residency of the recipient. Canadian dollar denominated options have been converted to U.S. dollars using the year-end exchange rate for presentation purposes.
All options have a term of seven years from the date of grant unless otherwise determined by the board of directors. One-third of the options vest and may be exercised, at the beginning of each of the second, third, and fourth years after granting.
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2018	4,828,173	$2.01
Options granted	1,675,640	3.27
Options exercised	(945,022)	1.66
Options forfeited	(400,663)	2.22
Options expired	(24,667)	1.35
At December 31, 2018	5,133,461	2.45
Options granted	1,317,521	3.19
Options exercised	(2,234,997)	2.12
Options forfeited	(94,336)	2.46
Options expired	(5,500)	1.26
At December 31, 2019	4,116,149	$2.87
19.  Equity (cont'd):
(c) Share options (cont'd):
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2019:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.83 - $1.46	303,096	3.1	$1.36	303,096	$1.36
$1.68 - $2.36	969,041	3.3	2.16	624,061	2.22
$2.79 - $3.09	820,692	4.6	2.89	299,322	2.87
$3.14 - $4.61	2,023,320	5.7	3.43	188,991	3.70
	4,116,149	4.7	$2.87	1,415,470	$2.37

During 2019, 2,234,997 options were exercised for an equal amount of common shares for proceeds of $4,624,000. During 2018, 945,022 options were exercised for an equal amount of common shares for proceeds of $1,628,000.
During 2019, options to purchase 1,317,521 common shares were granted with a weighted average fair value of $1.40 (2018 – 1,675,640 options and $1.70 fair value). The granted options vest annually over three years.
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2019	2018
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	57%	64%
Risk-free interest rate	2%	2%

As at December 31, 2019, options to purchase 4,116,149 common shares were outstanding (2018 – 5,133,461). During 2019, compensation expense of $1,926,000 (2018 – $1,676,000) was recorded in net loss based on the grant date fair value of the awards recognized over the vesting period.
(d) Share distribution plan:
The Corporation has a consolidated share distribution plan that permits the issuance of common shares for no cash consideration to employees of the Corporation to recognize their past contribution and to encourage future contribution to the Corporation. At December 31, 2019, there were 13,700,924 (2018 – 12,051,923) shares available to be issued under this plan.
During 2018 and 2019, no shares were issued under this plan and therefore no compensation expense was recorded against income.
(e) Deferred share units:
Deferred share units (“DSUs”) are granted to the board of directors and executives. Eligible directors must elect to receive at least half of their annual retainers and executives may elect to receive all or part of their annual bonuses in DSUs. Each DSU is redeemable for one common share in the capital of the Corporation after the director or executive ceases to provide services to the Corporation. Shares will be issued from the Corporation’s share distribution plan.
19.  Equity (cont'd):
(e) Deferred share units (cont'd):

Balance	DSUs for common shares
At January 1, 2018	865,344
DSUs granted	179,469
DSUs exercised	(297,600)
At December 31, 2018	747,213
DSUs granted	64,165
DSUs exercised	—
At December 31, 2019	811,378

During 2019, $281,000 of compensation expense was recorded in net loss relating to 64,165 DSUs granted during the year.
During 2018, $307,000 of compensation expense was recorded in net loss relating to 91,361 DSUs granted during the year. For the remaining 88,108 DSUs granted during the year, estimated compensation expense of $380,000 was recorded in net income in 2017. Upon the issuance of the DSUs in 2018, a $45,000 adjustment increasing net income was recorded.
During 2019, nil DSUs (2018 – 297,600) were exercised, net of applicable taxes, which resulted in the issuance of nil common shares (2018 – 154,752), resulting in an impact on equity of $nil (2018 - $436,000).
As at December 31, 2019, 811,378 deferred share units were outstanding (2018 – 747,213).
(f) Restricted share units:
Restricted share units (“RSUs”) are granted to employees and executives. Each RSU is convertible into one common share. The RSUs vest after a specified number of years from the date of issuance, and under certain circumstances, are contingent on achieving specified performance criteria. A performance factor adjustment is made if there is an over-achievement (or under-achievement) of specified performance criteria, resulting in additional (or fewer) RSUs being converted.
The Corporation has two plans under which RSUs may be granted, the consolidated share distribution plan and the market purchase RSU plan. Awards under the consolidated share distribution plan (note 19(d)) are satisfied by the issuance of treasury shares on maturity. Awards granted under the market purchase RSU Plan are satisfied by shares purchased on the open market by a trust established for that purpose. No common shares were repurchased in 2019 and 2018.

Balance	RSUs for common shares
At January 1, 2018	1,674,637
RSUs granted	379,257
RSU performance factor adjustment	218,213
RSUs exercised	(290,820)
RSUs forfeited	(203,095)
At December 31, 2018	1,778,192
RSUs granted	449,625
RSU performance factor adjustment	(192,016)
RSUs exercised	(730,536)
RSUs forfeited	—
At December 31, 2019	1,305,265
19.  Equity (cont'd):
(f) Restricted share units (cont'd):
During 2019, 449,625 RSUs were issued (2018 – 379,257). The fair value of RSU grants is measured based on the stock price of the shares underlying the RSU on the date of grant. During 2019, compensation expense of $1,354,000 (2018 - $964,000) was recorded in net loss.
During 2019, 730,536 RSUs (2018 – 290,820) were exercised, net of applicable taxes, which resulted in the issuance of 387,686 common shares (2018 – 149,980), resulting in an impact on equity of $1,034,000 (2018 - $464,000).
As at December 31, 2019, 1,305,265 RSUs were outstanding (2018 – 1,778,192).